Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (146,072)	$ (611,972)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	11,753	10,616
Amortization of intangible assets	5,229	5,178
Amortization of operating lease right-of-use assets	84,693	84,409
Expected credit loss allowance	8,147	(6,415)
Changes in operating assets and liabilities:
Accounts receivable	(100,304)	139,451
Contract costs		(30,091)
Deposits and other current assets		(7,644)
Accounts payable	128	(28,671)
Contract liabilities	26,622	214,416
Accrued liabilities and other payables	(82,415)	136,962
Operating lease liabilities	(84,650)	(86,659)
Income tax payable	(24,334)	(4,200)
Net cash used in operating activities	(301,203)	(184,620)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(974)
Purchase of intangible assets		(20,000)
Net cash used in investing activities		(20,974)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of short-term bank loans		(155,224)
Proceeds from shareholders	389,912	638,853
Net cash provided by financing activities	389,912	483,629
Net increase in cash and cash equivalents	88,709	278,035
Effect of foreign currency translation on cash and cash equivalents	(17)	677
Cash and cash equivalents, beginning of period	130,201	364,449
Cash and cash equivalents, end of period	218,893	643,161
Supplementary cash flow information:
Taxes (refunded) paid	(28,193)	13,941
Interest paid		2,208
Listing fees	$ 387,574	$ 635,243